Leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Total leases	£ 848
Land and buildings [member]
Statement Line Items [Line Items]
Total leases	808	£ 820	£ 723
Land and buildings [member] | Expiring In one year or less [Member]
Statement Line Items [Line Items]
Total leases	449	371	313
Land and buildings [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Total leases	359	449	410
Other assets [member]
Statement Line Items [Line Items]
Total leases	40	35	3
Other assets [member] | Expiring In one year or less [Member]
Statement Line Items [Line Items]
Total leases	8	7	1
Other assets [member] | Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Total leases	£ 32	£ 28	£ 2